PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 4 — PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment, net, consisted of the following:

	December 31, 2021	December 31, 2020
Property, Plant & Equipment
Land	$326	$326
Buildings	6,223	6,223
Machinery and equipment	38,608	38,443
Vehicles	465	142
Construction in progress	337,124	56,529
	$382,746	$101,663
Less: Accumulated depreciation	—	—
Total	$382,746	$101,663

Construction in progress includes retooling and construction at the Company's facility in Lordstown, Ohio and tooling held at various supplier locations. The Company is currently finalizing its production process, bringing acquired assets up to the level needed for commercial production and evaluating assets that will be necessary in the commercial production of the Endurance pickup truck. Completed assets will be transferred to their respective asset classes and depreciation will begin when an asset is ready for its intended use. As of December 31, 2021, commercial scale manufacturing has not begun and thus no depreciation was recognized in 2021, 2020 or 2019.

Property, plant and equipment also includes the manufacturing plant in Lordstown, Ohio which was purchased from GM in November 2019 for $20.0 million, recorded as a related party note payable. In early 2019, GM made the decision to halt manufacturing on its Chevrolet Cruze sedan which was manufactured at its Lordstown plant. The plant remained closed with no production until GM and the Company were able to agree on the terms of the asset purchase, which resulted in a purchase price significantly lower than the fair market value of the assets acquired. As of the date of the Business Combination, our related party note payable for the plant and interest totaled $20.8 million and was settled as part of the Business Combination.

During the quarter ended March 31, 2020, the Company also purchased property from GM for $1.2 million which was recorded to construction in progress. The corresponding due to related party balance was satisfied with equity at the consummation of the Business Combination as described in Note 10. During the quarter ended June 30, 2020, the Company sold equipment which it determined was not necessary for production which resulted in a gain on sale of the asset for $2.3 million.

During the fourth quarter of 2020, we also recognized an additional $23.2 million of property that was exchanged for Class A common stock as part of the Business Combination.